Fair Value Of Assets And Liabilities (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 1,194,391,000		$ 801,718,000
Loans held-for-sale	27,910,000		230,456,000
Securities available for sale	3,556,613,000	[1]	3,398,457,000	[2]
Total MSR recognized by FHN	2,517,000		72,793,000		114,311,000
Total other assets	159,753,000		205,746,000
Total assets	4,785,378,000		4,510,375,000
Total other liabilities	119,239,000		154,280,000
Total liabilities	713,554,000		522,628,000
Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	3,400,807,000		3,199,662,000
Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	0		0
Securities available for sale	26,264,000		23,259,000
Total MSR recognized by FHN	0		0
Total other assets	28,010,000		26,900,000
Total assets	54,274,000		50,159,000
Total other liabilities	2,035,000		4,343,000
Total liabilities	2,035,000		4,343,000
Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	0		0
Securities available for sale	3,371,236,000		3,168,277,000
Total MSR recognized by FHN	0		0
Total other assets	131,743,000		178,846,000
Total assets	4,691,728,000		4,141,641,000
Total other liabilities	111,964,000		147,022,000
Total liabilities	706,279,000		515,370,000
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	27,910,000		230,456,000
Securities available for sale	3,307,000		8,126,000
Total MSR recognized by FHN	2,517,000	[3]	72,793,000
Total other assets	0		0
Total assets	39,376,000		318,575,000
Total other liabilities	5,240,000		2,915,000
Total liabilities	5,240,000		2,915,000
U.S. treasuries
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	100,000		39,996,000
U.S. treasuries | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
U.S. treasuries | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	100,000		39,996,000
U.S. treasuries | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Government Agency Issued Mortgage-Backed Securities ("MBS")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	751,165,000		823,689,000
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	751,165,000		823,689,000
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	2,611,266,000		2,290,937,000
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	2,611,266,000		2,290,937,000
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Other U.S. Government Agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	1,807,000		2,326,000
Other U.S. Government Agencies | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Other U.S. Government Agencies | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Other U.S. Government Agencies | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	1,807,000		2,326,000
States And Municipalities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	10,205,000		15,155,000
States And Municipalities | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
States And Municipalities | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	8,705,000		13,655,000
States And Municipalities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	1,500,000		1,500,000
Trading Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	15,088,000
Trading Loans | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0
Trading Loans | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	15,088,000
Trading Loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0
Venture Capital Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale			4,300,000
Venture Capital Investments | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale			0
Venture Capital Investments | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale			0
Venture Capital Investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale			4,300,000
Equity, Mutual Funds, And Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	26,264,000		23,259,000
Equity, Mutual Funds, And Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	26,264,000		23,259,000
Equity, Mutual Funds, And Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Equity, Mutual Funds, And Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale	0		0
Deferred Compensation Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	25,665,000		23,880,000
Deferred Compensation Assets | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	25,665,000		23,880,000
Deferred Compensation Assets | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Deferred Compensation Assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Derivatives, Forwards And Futures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	2,345,000		3,020,000
Total other liabilities	2,035,000		4,343,000
Derivatives, Forwards And Futures | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	2,345,000		3,020,000
Total other liabilities	2,035,000		4,343,000
Derivatives, Forwards And Futures | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Forwards And Futures | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Interest Rate Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	131,631,000		178,846,000
Total other liabilities	111,964,000		147,021,000
Derivatives, Interest Rate Contracts | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Interest Rate Contracts | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	131,631,000		178,846,000
Total other liabilities	111,964,000		147,021,000
Derivatives, Interest Rate Contracts | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	112,000
Total other liabilities	5,240,000		2,916,000
Derivatives, Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0
Total other liabilities	0		0
Derivatives, Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	112,000
Total other liabilities	0		1,000
Derivatives, Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0
Total other liabilities	5,240,000		2,915,000
Capital Markets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	1,188,754,000		794,523,000
Total trading liabilities - capital markets	594,315,000		368,348,000
Capital Markets | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	1,188,749,000		794,518,000
Total trading liabilities - capital markets	594,315,000		368,348,000
Capital Markets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,000		5,000
Total trading liabilities - capital markets	0		0
Capital Markets | U.S. treasuries
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	115,908,000		70,472,000
Total trading liabilities - capital markets	286,016,000		210,096,000
Capital Markets | U.S. treasuries | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets | U.S. treasuries | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	115,908,000		70,472,000
Total trading liabilities - capital markets	286,016,000		210,096,000
Capital Markets | U.S. treasuries | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets | Government Agency Issued Mortgage-Backed Securities ("MBS")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	330,443,000		231,398,000
Total trading liabilities - capital markets			854,000
Capital Markets | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets			0
Capital Markets | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	330,443,000		231,398,000
Total trading liabilities - capital markets			854,000
Capital Markets | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets			0
Capital Markets | Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	188,632,000		55,515,000
Capital Markets | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Capital Markets | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	188,632,000		55,515,000
Capital Markets | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Capital Markets | Other U.S. Government Agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	127,263,000		108,265,000
Total trading liabilities - capital markets	1,958,000		3,900,000
Capital Markets | Other U.S. Government Agencies | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets | Other U.S. Government Agencies | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	127,263,000		108,265,000
Total trading liabilities - capital markets	1,958,000		3,900,000
Capital Markets | Other U.S. Government Agencies | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets | States And Municipalities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	54,647,000		30,814,000
Capital Markets | States And Municipalities | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Capital Markets | States And Municipalities | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	54,647,000		30,814,000
Capital Markets | States And Municipalities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Capital Markets | Trading Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	15,088,000
Capital Markets | Trading Loans | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0
Capital Markets | Trading Loans | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	15,088,000
Capital Markets | Trading Loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0
Capital Markets | Corporate And Other Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	354,183,000		297,445,000
Total trading liabilities - capital markets	306,341,000		153,498,000
Capital Markets | Corporate And Other Debt | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - capital markets	0		0
Capital Markets | Corporate And Other Debt | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	354,178,000		297,440,000
Total trading liabilities - capital markets	306,341,000		153,498,000
Capital Markets | Corporate And Other Debt | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,000		5,000
Total trading liabilities - capital markets	0		0
Capital Markets | Equity, Mutual Funds, And Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	2,590,000		614,000
Capital Markets | Equity, Mutual Funds, And Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Capital Markets | Equity, Mutual Funds, And Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	2,590,000		614,000
Capital Markets | Equity, Mutual Funds, And Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,637,000		7,195,000
Mortgage Banking | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,637,000	[3]	7,195,000
Mortgage Banking | Certificated Principal Only
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	4,137,000		5,110,000
Mortgage Banking | Certificated Principal Only | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking | Certificated Principal Only | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking | Certificated Principal Only | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	4,137,000		5,110,000
Mortgage Banking | Interest Only Trading Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	167,000		2,085,000
Mortgage Banking | Interest Only Trading Securities | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking | Interest Only Trading Securities | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking | Interest Only Trading Securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	167,000		2,085,000
Mortgage Banking | Subordinated Bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	1,333,000
Mortgage Banking | Subordinated Bonds | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0
Mortgage Banking | Subordinated Bonds | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0
Mortgage Banking | Subordinated Bonds | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 1,333,000

[1]	Includes $3.3billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	The unobservable inputs for principal-only and interest-only trading securities, MSR and subordinated bonds are discussed in the Mortgage servicing rights and other retained interests paragraph.